OTHER NON-CURRENT ASSETS - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit - long term, impairment loss	¥ 28	$ 4	¥ 2
Advance to hospitals-non current, impairment loss	324	$ 46	102
Other	¥ 0		¥ 797